Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
A summary of option activity under the 2020 Plan and the 2021 Plan during the year ended December 31, 2023 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,755,303	$8.47	8.7	$794
Options granted - 2021 Plan	3,223,400	$2.22
Options exercised	(101,900)	$0.98
Options cancelled	(5,500,430)	$6.79
Outstanding as of December 31, 2023	5,376,373	$6.58	6.1	$847
Exercisable	3,812,992	$6.42	5.2	$664
Vested and expected to vest as of December 31, 2023	5,376,373	$6.58	6.1	$847
A summary of stock option activity for awards under the 2020 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Lives (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	5,271,961	$0.38	6.8	$12,585
Granted	4,045,329	$1.26	—
Outstanding as of December 31, 2023	9,317,290	$0.76	7.4	$18,691
Exercisable as of December 31, 2023	7,261,957	$0.63	6.9	$15,536
Vested and expected to vest	9,492,482	$0.76	7.4	$19,054

Schedule of Share-Based Compensation Expense	Share-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2022	2023
Selling, general and administrative	$568	$900
Research and development	153	443
Total	$721	$1,343

Schedule of Valuation Assumptions
The Company used the Black-Scholes option pricing model to estimate stock-based compensation expense for stock option awards granted during the periods presented, with the following assumptions.

	Year Ended December 31,
	2023	2022
Expected volatility	77.00% - 79.00%	74.00% - 75.00%
Expected dividend yield	0%	0%
Expected term (in years)	6.04	5.97- 6.01
Risk-free interest rate	3.50% - 4.12%	1.91% - 4.23%
The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	December 31
	2022	2023
Expected term	6.0 years	6.0 years
Expected volatility	92.8% - 96.6%	92.0% - 92.7%
Risk free interest rate	1.9% - 4.2%	3.9% - 4.6%
Expected dividend yield	0.0%	0.0%